Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from Operating Activities
Loss for the year	$ (18,410)	$ (21,676)	$ (15,036)
Adjustments to reconcile loss to net cash used in operating activities:	3,484	4,619	2,911
Net cash used in operating activities	(14,926)	(17,057)	(12,125)
Cash flows from Investing Activities
Changes in short term deposits	7,216	10,297	(12,347)
Purchase of fixed assets	(124)	(313)	(235)
Investment in SAFE		(286)
Investment in equity securities		(715)
Net cash provided by (used in) investing activities	7,092	8,983	(12,582)
Cash flows from Financing Activities
Issuance of ordinary shares, net of issuance costs	4,181		13,508
Proceeds from exercise of warrants			595
Proceeds from exercise of options			57
Net cash provided by financing activities	4,181		14,160
Effect of exchange rate changes on cash and cash equivalents	112	(839)	(37)
Decrease in cash and cash equivalents and restricted cash	(3,541)	(8,913)	(10,584)
Cash and cash equivalents and restricted cash at the beginning of the period	19,275	28,188	38,772
Cash and cash equivalents and restricted cash at the end of the period	15,734	19,275	28,188
Adjustments to reconcile loss to net cash used in operating activities:
Share-based payment	1,441	1,826	2,464
Depreciation	263	218	159
Revaluation of marketable securities	2,330	2,217	30
Exchange rate changes on cash and cash equivalents	(112)	839	37
Changes in assets and liabilities:
Decrease (increase) in other current assets	311	(182)	(259)
Increase (decrease) in trade payables	(179)	62	(138)
Increase in trade receivables	(308)
Change in operating lease liability, net	(18)	(289)	(33)
Increase (decrease) in other payables	(244)	(72)	651
Adjustments to reconcile loss to net cash used in operating activities	3,484	4,619	2,911
Non-Cash Activities:
Accrued issuance costs recorded in shareholders’ equity	92
Conversion of SAFE to investment in equity securities		$ 286